Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses

8. Accrued Expenses

Accrued expenses are as follow:

	March 31, 2021	December 31, 2020
Payroll and related	$2,237	$563
Professional service fees	2,284	693
Construction costs	1,408	2,574
Other accrued liabilities	935	352
Incentive compensation	864	—
Utilities	476	384
Interest on convertible debt with a related party	—	618
Total accrued expenses	$8,204	$5,184

(3)   Accrued Expenses

Accrued expenses consist of the following as of December 31:

	2020	2019
Accrued construction costs	$2,574,304	$—
Accrued professional service fees	$693,206	$35,792
Accrued interest on convertible debt with a related party	618,082	—
Accrued payroll	562,641	1,644
Accrued utilities	383,852	—
Other accrued liabilities	351,795	11,799
Total accrued expenses	$5,183,880	$49,235